PLANT EQUIPMENT AND MINING PROPERTIES (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 25, 2025	Mar. 31, 2026	Dec. 31, 2025
PLANT EQUIPMENT AND MINING PROPERTIES
Assets under construction		$ 5,291	$ 5,019
Property plant equipment, write down		8	514
Property plant equipment, net carrying amount		$ 8,427	$ 9,162
Consideration	$ 13,250
Payment deferred	$ 8,750
Interest rate	7.47%